Credit Risk - Summary of Business Banking by Credit Performance (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 199,482	£ 199,733
NPL ratio(3)	1.21%	1.37%
Performing Loans [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 151,948	£ 150,895
Credit Risk [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	12,135	12,037
Impairment loss allowances	£ 212	£ 315
NPL ratio(3)	1.00%	1.01%
Coverage ratio(4)	174.00%	258.00%
Gross write-offs	£ 152	£ 153
Credit Risk [member] | Business Banking [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,912	2,327
Impairment loss allowances	£ 54	£ 57
NPL ratio(3)	6.01%	4.64%
Coverage ratio(4)	47.00%	53.00%
Gross write-offs	£ 21	£ 24
Credit Risk [member] | Business Banking [member] | Performing Loans [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,793	2,216
Credit Risk [member] | Business Banking [member] | Early Arrear Loans [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	4	3
Credit Risk [member] | Business Banking [member] | Non Performing Loans [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 115	£ 108